Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of income tax reconciliation

	2025	2024	2023

Profit before income tax	3,868,419	2,795,198	1,539,078
Tax rate (i)	40%	40%	40%
Income tax	(1,547,368)	(1,118,079)	(615,631)

Permanent additions/exclusions
Share-based payments	(3,772)	(8,175)	(16,880)
Operational losses and others	-	(6,212)	(11,342)
Effect of different tax rates - subsidiaries and parent company	168,868	103,254	80,128
Interest on capital	83,903	44,246	32,731
Changes in income tax rate (ii)	58,464	-	-
Other amounts (iii)	243,158	161,880	22,446
Income tax	(996,747)	(823,086)	(508,548)

Current tax expense	(1,424,006)	(1,536,521)	(1,184,230)
Deferred tax benefit (expense)	427,259	713,435	675,682
Income tax in the statement of income	(996,747)	(823,086)	(508,548)
Deferred tax recognized in OCI	(1,285)	(11,899)	1,666

(i)	The tax rate used was the one applicable to the Brazilian financial subsidiaries, which represents the most significant portion of the operations of the Group. The tax rate used is not materially different from the average effective tax rate considering all jurisdictions where the Group has operations. The effect of other tax rates is shown in the table above as “effect of different tax rates – subsidiaries and parent company.
(ii)	Result of the change in the Social Contribution on Net Profit (CSLL) tax rate in future taxable temporary differences for payment institutions and credit, financing and investment companies regulated by Law No. 12,865/13 due to the enactment of Complementary Law No. 224/2025 in Brazil. For payment institutions, the rates are 12% for the 2026 and 2027 period and 15% from 2028 onwards, while for credit, financing and investment companies, the rates are 17.5% for the 2026 and 2027 period and 20% from 2028 onwards.
(iii)	Primarily related to the incentives and non-taxable interests on tax recoverable and to the amount of deferred tax asset recognized on tax losses due to an up-dated expectation of future taxable income.

Schedule of deferred income taxes

		Reflected in the statement of income
	2024	Constitution	Realization	Foreign exchange	Reflected in OCI	2025

Provisions for credit losses	1,506,086	2,048,142	(1,659,630)	177,637	-	2,072,235
Other temporary differences (i)	260,314	141,106	(43,560)	65,260	1,855	425,143
Total deferred tax assets on temporary differences	1,766,400	2,189,248	(1,703,190)	242,897	1,855	2,497,378

Tax loss and negative basis of social contribution	145,603	39,418	(63,895)	20,740	-	141,911
Deferred tax assets	1,912,003	2,228,666	(1,767,085)	263,637	1,855	2,639,289

Fair value changes - financial instruments	(71,237)	(28,158)	873	2,562	(121)	(96,065)
Others	(22,427)	(8,749)	9,833	(10,914)	-	(32,257)
Deferred tax liabilities	(93,664)	(36,907)	10,706	(8,352)	(121)	(128,322)

Deferred tax, offset	1,818,339	2,191,759	(1,756,379)	255,285	1,734	2,510,967

Fair value changes - cash flow hedge	(2,969)	(8,121)	-	775	(3,019)	(13,334)
Deferred tax recognized during the year		2,183,638	(1,756,379)		(1,285)
(i)	Other temporary differences are composed mainly of other provisions and financial instruments taxes and supplier provisions as of December 31, 2025, 2024 and 2023.
			Reflected in the statement of income
	2023	Other	Constitution	Realization	Foreign exchange	Reflected in OCI	2024

Provisions for credit losses	1,330,733	-	1,267,994	(752,222)	(340,419)	-	1,506,086
Provision PIS/COFINS - Financial Revenue	(2,108)	-	-	2,108	-	-	-
Other temporary differences (i)	192,070	10	189,706	(41,209)	(80,204)	(59)	260,314
Total deferred tax assets on temporary differences	1,520,695	10	1,457,700	(791,323)	(420,623)	(59)	1,766,400

Tax loss and negative basis of social contribution	92,918	45	87,296	(13,343)	(21,313)	-	145,603
Deferred tax assets	1,613,613	55	1,544,996	(804,666)	(441,936)	(59)	1,912,003

Futures settlement market	(11,509)	-	(928)	2,820	471	-	(9,146)
Fair value changes - financial instruments	(9,332)	(16)	(61,851)	170	9,287	(349)	(62,091)
Others	(54,937)	-	(5,098)	25,200	12,408	-	(22,427)
Deferred tax liabilities	(75,778)	(16)	(67,877)	28,190	22,166	(349)	(93,664)

Deferred tax, offset	1,537,835	39	1,477,119	(776,476)	(419,770)	(408)	1,818,339

Fair value changes - cash flow hedge	(5,375)	-	12,792	-	1,105	(11,491)	(2,969)
Deferred tax recognized during the year		39	1,489,911	(776,476)		(11,899)

(i)	Other temporary differences are composed mainly of other provisions and financial instruments taxes and supplier provisions as of December 31, 2025, 2024 and 2023.

.

		Reflected in the statement of income
	2022	Constitution	Realization	Foreign exchange	Reflected in OCI	2023

Provisions for credit losses	583,791	1,067,729	(385,564)	64,777	-	1,330,733
Provision PIS/COFINS - Financial Revenue	6,299	-	(6,787)	(1,620)	-	(2,108)
Other temporary differences (i)	123,103	103,257	(45,132)	10,842	-	192,070
Total deferred tax assets on temporary differences	713,193	1,170,986	(437,483)	73,999	-	1,520,695

Tax loss and negative basis of social contribution	97,857	61,047	(72,662)	6,676	-	92,918
Deferred tax assets	811,050	1,232,033	(510,145)	80,675	-	1,613,613

Futures settlement market	(13,739)	(3,082)	5,772	(460)	-	(11,509)
Fair value changes - financial instruments	(3,291)	(3,537)	(194)	(360)	(1,950)	(9,332)
Others	(24,088)	(59,381)	25,635	2,897	-	(54,937)
Deferred tax liabilities	(41,118)	(66,000)	31,213	2,077	(1,950)	(75,778)

Deferred tax, offset	769,932	1,166,033	(478,932)	82,752	(1,950)	1,537,835

Fair value changes - cash flow hedge	(1,758)	107,410	(118,829)	7,802	3,616	(5,375)
Deferred tax recognized during the year		1,273,443	(597,761)		1,666

(i)	Other temporary differences are composed mainly of other provisions and financial instruments taxes and supplier provisions as of December 31, 2025, 2024 and 2023.

Schedule of tax liabilities

	12/31/2025	12/31/2024

Taxes and contributions on income	1,322,821	1,033,501
Other taxes	101,297	68,586
Total tax liabilities	1,424,118	1,102,086